Investments (Tables)	12 Months Ended
Dec. 31, 2014
Schedule for Fixed Income Securities at Amortized Cost, Gross Unrealized Gains and Losses and Fair Value

The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

($ in thousands)	Amortized cost	Gross unrealized		Fair value
		Gains	Losses
December 31, 2014
U.S. government and agencies	$229,639	$50,328	$—	$279,967
Municipal	661,021	122,046	(110)	782,957
Corporate	3,424,181	307,887	(19,074)	3,712,994
Foreign government	338,199	58,652	(175)	396,676
RMBS	94,130	4,217	(22)	98,325
CMBS	129,490	5,402	—	134,892
ABS	73,922	1,153	(475)	74,600
Redeemable preferred stock	8,959	1,677	—	10,636

Total fixed income securities	$4,959,541	$551,362	$(19,856)	$5,491,047

December 31, 2013
U.S. government and agencies	$237,510	$57,321	$—	$294,831
Municipal	677,780	58,068	(9,864)	725,984
Corporate	3,572,713	236,627	(43,751)	3,765,589
Foreign government	320,327	62,266	(977)	381,616
RMBS	154,242	5,817	(140)	159,919
CMBS	166,927	9,091	(38)	175,980
ABS	87,176	2,260	(929)	88,507
Redeemable preferred stock	9,026	1,286	—	10,312

Total fixed income securities	$5,225,701	$432,736	$(55,699)	$5,602,738

Schedule of Net Investment Income

Net investment income for the years ended December 31 is as follows:

($ in thousands)	2014	2013	2012
Fixed income securities	$276,035	$289,571	$305,849
Mortgage loans	26,994	31,375	32,882
Equity securities	3,975	4,870	3,589
Limited partnership interests	22,824	8,862	13,316
Short-term investments	250	210	355
Policy loans	2,516	2,543	2,600
Other	—	65	220

Investment income, before expense	332,594	337,496	358,811
Investment expense	(9,769)	(12,379)	(12,616)

Net investment income	$322,825	$325,117	$346,195

Schedule of Realized Capital Gains and Losses by Asset Type

Realized capital gains and losses by asset type for the years ended December 31 are as follows:

($ in thousands)	2014	2013	2012
Fixed income securities	$1,759	$(1,537)	$2,545
Mortgage loans	1,110	(1,507)	1,452
Equity securities	62,821	27,944	—
Limited partnership interests	(239)	(40)	(221)
Derivatives	52,724	(9,949)	13,967
Short-term investments	119	—	—

Realized capital gains and losses	$118,294	$14,911	$17,743

Schedule of Realized Capital Gains and Losses by Transaction Type

Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

($ in thousands)	2014	2013	2012
Impairment write-downs	$1,153	$(3,431)	$(5,144)
Change in intent write-downs	(499)	(5,515)	(310)

Net other-than-temporary impairment losses recognized in earnings	654	(8,946)	(5,454)
Sales	64,916	33,806	9,230
Valuation and settlements of derivative instruments	52,724	(9,949)	13,967

Realized capital gains and losses	$118,294	$14,911	$17,743

Schedule of Other-Than-Temporary Impairment Losses by Asset Type

Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:

($ in thousands)	2014			2013			2012
	Gross	Included in OCI	Net	Gross	Included in OCI	Net	Gross	Included in OCI	Net
Fixed income securities:
Municipal	$(499)	$—	$(499)	$(1,727)	$—	$(1,727)	$—	$—	$—
Corporate	—	—	—	—	—	—	(2,301)	(476)	(2,777)
RMBS	43	—	43	28	—	28	(531)	(360)	(891)
CMBS	—	—	—	(8,392)	3,464	(4,928)	—	(2,423)	(2,423)

Total fixed income securities	(456)	—	(456)	(10,091)	3,464	(6,627)	(2,832)	(3,259)	(6,091)
Mortgage loans	1,110	—	1,110	(1,832)	—	(1,832)	637	—	637
Equity securities	—	—	—	(487)	—	(487)	—	—	—

Other-than-temporary impairment losses	$654	$—	$654	$(12,410)	$3,464	$(8,946)	$(2,195)	$(3,259)	$(5,454)

Schedule of Rollforwards of Cumulative Credit Losses Recognized in Earnings for Fixed Income Securities Held

Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

($ in thousands)	2014	2013	2012
Beginning balance	$(696)	$(1,685)	$(11,503)
Additional credit loss for securities previously other-than-temporarily impaired	(71)	29	(4,796)
Additional credit loss for securities not previously other-than-temporarily impaired	—	(1,628)	(985)
Reduction in credit loss for securities disposed or collected	181	960	15,599
Reduction in credit loss for securities the Company has made the decision to sell or more likely than not will be required to sell	—	1,628	—
Change in credit loss due to accretion of increase in cash flows	18	—	—

Ending balance	$(568)	$(696)	$(1,685)

Schedule of Unrealized Net Capital Gains and Losses Included in Accumulated Other Comprehensive Income

Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

	Fair value	Gross unrealized		Unrealized net gains (losses)
($ in thousands)		Gains	Losses
December 31, 2014
Fixed income securities	$5,491,047	$551,362	$(19,856)	$531,506
Equity securities	206,122	2,047	(1,474)	573
Short-term investments	138,372	2	(1)	1
EMA limited partnerships (1)				—

Unrealized net capital gains and losses, pre-tax				532,080
Amounts recognized for:
Insurance reserves (2)				(257,252)
DAC and DSI (3)				(12,853)

Amounts recognized				(270,105)
Deferred income taxes				(91,691)

Unrealized net capital gains and losses, after-tax				$170,284

(1)

Unrealized net capital gains and losses for limited partnership interests represent the Company’s share of EMA limited partnerships’ other comprehensive income. Fair value and gross unrealized gains and losses are not applicable.

(2)

The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to certain payout annuities with life contingencies.

(3)

The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

	Fair value	Gross unrealized		Unrealized net gains (losses)
		Gains	Losses
December 31, 2013
Fixed income securities	$5,602,738	$432,736	$(55,699)	$377,037
Equity securities	202,622	38,978	(5)	38,973
Short-term investments	98,553	1	(1)	—
EMA limited partnerships				—

Unrealized net capital gains and losses, pre-tax				416,010
Amounts recognized for:
Insurance reserves				(168,267)
DAC and DSI				(13,911)

Amounts recognized				(182,178)
Deferred income taxes				(81,841)

Unrealized net capital gains and losses, after-tax				$151,991

Schedule of Change in Unrealized net Capital Gains and Losses

The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in thousands)	2014	2013	2012
Fixed income securities	$154,469	$(351,008)	$163,066
Equity securities	(38,400)	7,735	10,861
Short-term investments	1	(1)	4
EMA limited partnerships	—	(127)	97

Total	116,070	(343,401)	174,028
Amounts recognized for:
Insurance reserves	(88,985)	192,620	(90,058)
DAC and DSI	1,058	10,295	(9,162)

Amounts recognized	(87,927)	202,915	(99,220)
Deferred income taxes	(9,850)	49,170	(26,182)

Increase (decrease) in unrealized net capital gains and losses, after-tax	$18,293	$(91,316)	$48,626

Summary of Gross Unrealized Losses and Fair Value of Fixed Income and Equity Securities by Length of Time

The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ in thousands)	Less than 12 months			12 months or more			Total unrealized losses
	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses
December 31, 2014
Fixed income securities
Municipal	—	$—	$—	2	$6,293	$(110)	$(110)
Corporate	126	318,039	(9,488)	45	181,573	(9,586)	(19,074)
Foreign government	—	—	—	1	9,782	(175)	(175)
RMBS	5	358	—	2	2,804	(22)	(22)
CMBS	1	113	—	—	—	—	—
ABS	—	—	—	1	9,525	(475)	(475)

Total fixed income securities	132	318,510	(9,488)	51	209,977	(10,368)	(19,856)
Equity securities	278	83,548	(1,474)	—	—	—	(1,474)

Total fixed income and equity securities	410	$402,058	$(10,962)	51	$209,977	$(10,368)	$(21,330)

Investment grade fixed income securities	50	$215,548	$(4,173)	32	$167,719	$(5,222)	$(9,395)
Below investment grade fixed income securities	82	102,962	(5,315)	19	42,258	(5,146)	(10,461)

Total fixed income securities	132	$318,510	$(9,488)	51	$209,977	$(10,368)	$(19,856)

December 31, 2013
Fixed income securities
Municipal	15	$74,713	$(5,180)	1	$14,663	$(4,684)	$(9,864)
Corporate	209	805,236	(35,258)	16	72,904	(8,493)	(43,751)
Foreign government	—	—	—	1	8,976	(977)	(977)
RMBS	—	—	—	5	15,742	(140)	(140)
CMBS	3	5,533	(38)	—	—	—	(38)
ABS	1	5,076	(4)	1	9,075	(925)	(929)

Total fixed income securities	228	890,558	(40,480)	24	121,360	(15,219)	(55,699)
Equity securities	5	637	(5)	—	—	—	(5)

Total fixed income and equity securities	233	$891,195	$(40,485)	24	$121,360	$(15,219)	$(55,704)

Investment grade fixed income securities	175	$851,728	$(37,398)	10	$66,380	$(9,785)	$(47,183)
Below investment grade fixed income securities	53	38,830	(3,082)	14	54,980	(5,434)	(8,516)

Total fixed income securities	228	$890,558	$(40,480)	24	$121,360	$(15,219)	$(55,699)

Schedule of Commercial Mortgage Loans by Geographic Distribution

The following table shows the principal geographic distribution of commercial real estate represented in the Company’s mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

(% of mortgage loan portfolio carrying value)	2014	2013
California	24.6%	25.6%
Illinois	11.2	13.0
New Jersey	10.2	8.8
Arizona	5.5	5.3
Florida	5.2	4.5
Texas	4.7	5.5

Schedule of Types of Properties Collateralizing Commercial Mortgage Loans

The types of properties collateralizing the mortgage loans as of December 31 are as follows:

(% of mortgage loan portfolio carrying value)	2014	2013
Warehouse	24.7%	26.6%
Retail	24.0	23.3
Office buildings	21.2	20.2
Apartment complex	19.6	20.1
Other	10.5	9.8

Total	100.0%	100.0%

Summary of Carrying Value of Non-Impaired Fixed and Variable Rate Mortgage Loans by Debt Service Coverage Ration Distribution

The following table reflects the carrying value of non-impaired fixed rate mortgage loans summarized by debt service coverage ratio distribution as of December 31. There were no variable rate mortgage loans as of December 31, 2014 or 2013.

($ in thousands)	2014	2013
Debt service coverage ratio distribution
Below 1.0	$17,081	$25,086
1.0 - 1.25	71,801	68,687
1.26 - 1.50	125,877	155,452
Above 1.50	279,033	253,039

Total non-impaired mortgage loans	$493,792	$502,264

Schedule of Rollforward of Valuation Allowance on Impaired Mortgage Loans

The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

($ in thousands)	2014	2013	2012
Beginning balance	$1,832	$—	$637
Net (decrease) increase in valuation allowance	(1,110)	1,832	(637)
Charge offs	(722)	—	—

Ending balance	$—	$1,832	$—

Schedule of Municipal Bonds Held For Investment by Geographic Distribution

The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company’s portfolio as of December 31. No other state represents more than 5% of the portfolio.

(% of municipal bond portfolio carrying value)	2014	2013
California	24.2%	22.9%
Texas	11.4	11.1
Illinois	6.2	5.9
Oregon	5.5	5.2

Fixed income securities
Schedule of Securities Based on Contractual Maturities

Scheduled maturities

The scheduled maturities for fixed income securities are as follows as of December 31, 2014:

($ in thousands)	Amortized cost	Fair value
Due in one year or less	$267,448	$270,688
Due after one year through five years	1,319,253	1,458,028
Due after five years through ten years	1,743,228	1,849,584
Due after ten years	1,332,070	1,604,930

	4,661,999	5,183,230
RMBS, CMBS and ABS	297,542	307,817

Total	$4,959,541	$5,491,047

Mortgage loans
Schedule of Securities Based on Contractual Maturities

The contractual maturities of the mortgage loan portfolio as of December 31, 2014 are as follows:

($ in thousands)	Number of loans	Carrying value	Percent
2015	10	$44,270	9.0%
2016	9	40,044	8.1
2017	8	42,092	8.5
2018	9	46,237	9.4
Thereafter	57	321,149	65.0

Total	93	$493,792	100.0%